Note 6 - Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
6
– STOCKHOLDERS’ EQUITY

The Company’s capitalization at December 31, 2015 was 500,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common stock
On May 20, 2014 the Company issued 20,000,000 shares of common stock at par value of $0.0001 per share to two directors and officers at a discount of $2,000.

On October 14, 2015 the Company effected a change in control and redeemed 19,500,000 shares of its then outstanding 20,000,000 shares of common stock upon the resignation of two directors (Note 3).

On October 15, 2015, the Company issued 20,000,000 shares of its common stock at par value, at a discount of $2,000, pursuant to Section 4(2) of the Securities Act of 1933 to Wisdom Qiao, Chief Executive Officer, the sole officer and director of the Company.

On October 20, 2015, the Company filed with the State of Delaware a certificate of amendment to its Certificate of Incorporation increasing its authorized shares of $.0001 par value common stock from 100,000,000 to 500,000,000 and authorizing 20,000,000 shares of preferred stock, $.0001 par value.

As a result of all common stock issuances, the total outstanding shares of common stock at December 31, 2015 were 20,500,000.

Preferred stock
At December 31, 2015, the Company had no shares of preferred stock issued or outstanding.